Financial Instruments - Fair Value and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities, Including Levels in Fair Value Hierarchy

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities if the carrying amount is a reasonable approximation of fair value.

	As at December 31, 2017
	Carrying amount
			Finacial
			assets	Finacial
			measured at	liabilities
			amortized	measured at
	Fair value		cost	amortized cost	Total
	BRL		BRL	BRL	BRL
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents		—	395,962	—	395,962
Restricted cash, current and non-current portion		—	34,445	—	34,445
Trade accounts receivables		—	113,168	—	113,168
Due from related parties		—	12	—	12
Judicial deposits		—	106,914	—	106,914
Other assets, current and non-current portion			22,246	—	22,246
Trade accounts payable		—	—	(365,835)	(365,835)
Reverse factoring		—	—	(148,928)	(148,928)
Long-term debt		—	—	(285,971)	(285,971)
Accrued expenses		—	—	(120,366)	(120,366)
Other current liabilities		—	—	(31,017)	(31,017)

Total	R$	—	672,747	(952,117)	(279,370)

	As at December 31, 2018
	Carrying amount
			Finacial
			assets	Finacial
			measured at	liabilities
			amortized	measured at
	Fair value		cost	amortized cost	Total	Total
	BRL		BRL	BRL	BRL	USD
Financial assets or liabilities, not measured at fair value
Cash and cash equivalents	R$	0	67,321	0	67,321	US$	17,374
Restricted cash, current and non-current portion		0	21,529	0	21,529		5,556
Trade accounts receivables		0	163,807	0	163,807		42,275
Due from related parties		0	7	0	7		2
Judicial deposits		0	119,717	0	119,717		30,896
Other assets, current and non-current portion		0	14,166	0	14,166		3,656
Trade accounts payable		0	0	(337,120)	(337,120)		(87,003)
Reverse factoring		0	0	(45,276)	(45,276)		(11,685)
Long-term debt		0	0	(228,879)	(228,879)		(59,069)
Accrued expenses		0	0	(136,721)	(136,721)		(35,285)
Other liabilities, current and non-current portion		0	0	(25,711)	(25,711)		(6,636)

Total	R$	0	386,547	(773,707)	(387,160)	US$	(99,917)

Summary of Maximum Exposure to Credit Risk for Trade Accounts Receivable by Type of Counterparty

At December 31, 2017 and 2018, the maximum exposure to credit risk for trade accounts receivable by type of counterparty was as follows:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Credit card operations	R$	87,983	R$	140,719	US$	36,316
B2B customers and others		46,056		44,235		11,417

Total trade accounts receivable	R$	134,039	R$	184,954	US$	47,733
Allowance for doubtful accounts		(20,871)		(21,147)		(5,458)

Trade accounts receivable, net	R$	113,168	R$	163,807	US$	42,275

Summary of Aging of Trade Accounts Receivable

At December 31, 2017 and 2018, respectively, the aging of trade accounts receivable was as follows:

	As at December 31, 2017
				Allowance for	Trade accounts
	Gross amount			doubtful accounts	receivable, net
	BRL			BRL	BRL
Not past due	R$	109,135	R$	(8,199)	R$	100,936
Past due 1-30 days		5,449		(2,134)		3,315
Past due 31-90 days		5,304		(3,686)		1,618
Past due 91-120 days		3,551		(1,845)		1,706
Past due 120-180 days		4,278		(3,108)		1,170
Past due over 180 days		6,322		(1,899)		4,423

Total	R$	134,039	R$	(20,871)	R$	113,168

	As at December 31, 2018
				Allowance for	Trade accounts		Trade accounts
	Gross amount			doubtful accounts	receivable, net		receivable, net
	BRL			BRL	BRL		USD
Not past due	R$	163,924	R$	(4,525)	R$	159,399	US$	41,137
Past due 1-30 days		1,034		(159)		875		226
Past due 31-90 days		2,461		(731)		1,730		446
Past due 91-120 days		1,784		(247)		1,537		397
Past due 120-180 days		2,183		(1,928)		255		66
Past due over 180 days		13,568		(13,557)		11		3

Total	R$	184,954	R$	(21,147)	R$	163,807	US$	42,275

Summary of Remaining Contractual Maturities of Financial Liabilities

The following are the remaining contractual maturities of financial liabilities as of December 31, 2018. The amounts are gross and undiscounted and include contractual interest payments. Estimated interest payments were calculated based on the interest rate indexes of the Company’s floating interest rate indebtedness, in effect as of December 31, 2017 and 2018.

	As at December 31, 2017
	Carrying
	amount		Contractuall cash flows
					1 - 3		3 - 5		More than 5
			Within 1 year		years		years		years
	BRL		BRL		BRL		BRL		BRL
Financial liabilities:
Long-term debt	R$	285,971	R$	114,356	R$	175,141	R$	9,634	R$	10,558
Trade accounts payable		365,835		369,493		—		—		—
Reverse factoring		148,928		150,625		—		—		—
Taxes and contributions payable		19,875		19,875		—		—		—
Accrued expenses		120,366		120,366		—		—		—
Other current liabilities		31,017		31,017		—		—		—
Provision for labor, civil and tax risks		12,523		—		—		—		12,523
Other non-current liabilities		27		—		—		—		27

	R$	984,542	R$	805,732	R$	175,141	R$	9,634	R$	23,108

	As at December 31, 2018
	Carrying		Carrying
	amount		amount		Contractual cash flows
							1 - 3		3 - 5		More than 5
					Within 1 year		years		years		years
	BRL		USD		BRL		BRL		BRL		BRL
Financial liabilities:
Long-term debt	R$	228,879	US$	59,069	R$	59,264	R$	191,630	R$	7,120	R$	6,166
Trade accounts payable		337,120		87,003		339,660		0		0		0
Reverse factoring		45,276		11,685		45,629		0		0		0
Accrued expenses		136,721		35,285		136,721		0		0		0
Other current liabilities		25,709		6,635		25,709		0		0		0
Provision for labor, civil and tax risks		19,935		5,145		0		0		0		19,935

	R$	793,640	US$	204,822	R$	606,983	R$	191,630	R$	7,120	R$	26,101

Summary of Company's Unrestricted Cash and Cash Equivalents and Unused Portion of Credit Facility

The following are the Company’s unrestricted cash and cash equivalents and unused portion of the credit facility at December 31, 2017 and 2018:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Unrestricted cash and cash equivalents	R$	395,962	R$	67,321	US$	17,374
Undrawn credit facility		347		0		0

Available liquidity	R$	396,309	R$	67,321	US$	17,374

Summary of Quantitative Data About Company's Exposure to Currency Risk

The summary of quantitative data about the Company’s exposure to currency risk as reported to management of the Company is as follows:

	December 31, 2017
	USD	BRL
Trade accounts payable	7,920	26,199
Accrued expenses	879	2,908

Net statement of financial position exposure	8,799	29,107

	December 31, 2018
	USD	BRL
Other current assets	(2,462)	(9,540)
Trade accounts payable	1,410	5,463
Accrued expenses	65	252

Net statement of financial position exposure	(987)	(3,824)

Summary of Instantaneous Change in Company's Income or (Loss) Before Tax

The following table indicates the changes in the Company’s income or (loss) before tax that would arise if foreign exchange rates to which the Company has exposure at the reporting date had changed by 10% at that date, assuming all other risk variables remained constant.

	Profit or loss
At December 31, 2017	Strenghthening		Weakening
	BRL		BRL
Net exposure in USD	R$	2,911	(2,911)

	Profit or loss
At December 31, 2018	Strenghthening		Weakening
	BRL		BRL
Exposure in USD	R$	(382)	382